Convertible Notes And Warrants Derivative Financial Instruments	12 Months Ended
Dec. 31, 2011
Convertible Notes And Warrants Derivative Financial Instruments [Abstract]
Convertible Notes And Warrants Derivative Financial Instruments [Text Block]

NOTE 16.CONVERTIBLE NOTES AND WARRANTS - DERIVATIVE FINANCIAL INSTRUMENTS

On March 13, 2007, the Company closed a Securities Purchase Agreement (the “Agreement”) with three funds affiliated with two institutional investors, pursuant to which the Company raised RMB77,410,000 by issuing $10,000,000 of senior convertible notes along with Series A warrants and Series B warrants.

In connection with the issuance, the Company incurred RMB17,627,511 of loan costs including RMB8,330,570 in cash and RMB9,296,941of warrants issued to the placement agent. Proceeds, net of cash loan costs, were RMB69,079,430. The Company is amortizing the loan costs over the period the convertible notes are outstanding, using the effective interest method.

The convertible notes were due on March 12, 2012 and bear interest per annum as below, payable quarterly:

Period	Interest Rate
March 13, 2007-March 12, 2008	3%
March 13, 2008-March 12, 2009	5%
March 13, 2009-March 12, 2010	7%
March 13, 2010-March 12, 2012	10%

The convertible notes were initially convertible into 400,160 ordinary shares of the Company at $24.99 per share. Pursuant to the Agreement, the conversion price was reset to $19.00 per share on June 11, 2008 since the market price of the Company’s ordinary shares was below $19.00 at that day. The maximum number of Ordinary shares into which the Convertible Notes were convertible, based on a conversion Floor Price of $19.00 per share, was 526,316 Shares. If the Company fails to convert timely, the Company shall pay damages to the Holder for each Trading Day of such Conversion Failure in an amount equal to 1.5% of the product of the sum of the number of Ordinary shares not issued to the Holder on or prior to the Share Delivery Date and to which the Holder is entitled, and the Closing Sale Price of the Ordinary shares on the Share Delivery Date.

The Agreement contains an optional redemption right whereby if the market price of the ordinary shares for any thirty consecutive trading days following the optional redemption eligibility date exceeds 150% of the conversion price $24.99 on the issuance date (subject to appropriate adjustments for share splits, share dividends, share combinations and other similar transactions after the subscription date) and there has been no equity conditions failure, the Company has the right to redeem all or any portion of the remaining unconverted notes.

The Agreement also contains a Make-Whole provision which guarantees the payment of the present value of the interest that, but for the applicable conversion or redemption, would have been paid to the holder through the maturity date minus the amount of interest already paid to the holder through the conversion date or optional redemption date.

The Series A warrants are exercisable by the holder within five years on any day on or after September 9, 2007 for an aggregate of 184,077 Shares, at an initial price of $28.25 per ordinary share, subject to adjustment. Series B warrants have expired since they had a one year life and were exercisable on any day on or after September 9, 2007 to purchase an aggregate of 230,097 ordinary shares, with an initial exercise price of $24.99 per Share. Warrants were also issued to the Placement Agent to purchase 73,291 ordinary shares of the Company, exercisable by the Holder within five years on any day on or after September 9, 2007 at an initial price of $24.99. The Series A Warrants, Series B Warrants and Placement Agent Warrants contain a cashless exercise option that if at any time following one calendar year from the Date of Issuance a Registration Statement is not available for the resale of such Unavailable Warrant Shares, the Holder may exercise this Warrant in whole or in part and elect instead to receive upon such exercise the “Net Number” of ordinary shares determined according to the defined formula.

On June 12, 2007, the Securities and Exchange Commission declared the Company’s registration statement effective. The Company did not receive any of the proceeds of the sale of the shares by the Selling Shareholders; however, the Company could receive up to $12,781,841 from the exercise by the Selling Shareholders and Placement Agent of all of the Series A, Series B and Placement Agent warrants at their current prices of $28.25, $24.99 and $24.99, respectively.

The Company identified the following instruments and derivatives requiring valuation and accounting under the relevant guidance applicable to financial derivatives:

•  Conversion price reset feature

•  Company’s optional early redemption right

•  Make-whole provision

•  Warrants with exercise price reset feature

The Company identified the conversion price reset feature, the optional early redemption right and the make-whole provision within the Convertible Notes tore present embedded derivatives. These embedded derivatives were bifurcated from the host debt contracts and accounted for as derivative liabilities in accordance with ASC815. The conversion price reset feature, the optional early redemption right and the make-whole provision within the Convertible Notes were bundled together as a single hybrid compound instrument in accordance with ASC 815 Derivatives and Hedging.

The Company identified the ordinary share warrants to be derivatives. The warrants contain an exercise price reset provision and are classified as a derivative liability.

The single compound embedded derivative within convertible notes was recorded at fair value at the date of issuance (March 13, 2007). The Company utilized a third party valuation firm to determine the fair value of the single compound embedded derivatives by using the Monte Carlo method when the conversion price was adjustable, and by the binomial tree model when the conversion price effectively became fixed, subsequent to the price reset on June 11, 2008. The valuation methodology uses unobservable (Level 3) inputs in calculating fair value.

The derivative was not intended to hedge any specific risk exposures, such as fluctuating interest rates, exchange rates, commodity prices, etc. Therefore, the derivative constituted neither a cash flow hedge, nor a fair value hedge. The volume of derivative activity relates solely to the embedded derivative instrument itself, and changes in fair value thereon.

The effect of the derivative instrument on the consolidated statements of operations for the year ended December 31, 2011was as follows:

	Location of Gain (Loss) Recognized	Amount of Gain (Loss) Recognized in Income Statement for the Year ended December 31, 2011
	in Income Statement	Chinese Yuan (Renminbi)
Derivatives not designated as hedging instruments under ASC 815-10:
Embedded Derivative	Gain on derivatives	¥347,565
Total		¥347,565

The fair value of these derivatives was determined to be RMB87,775,199 and was recorded as a derivative liability at inception. The debt discount amount of RMB77,255,180 is being accreted through charges to the statement of operations using the effective interest method over the period of the note obligations. At December 31, 2010 and 2011, the fair value of the derivatives recognized in the balance sheets was RMB354,420 and RMB3,168 (US$503), respectively. The gain on derivatives recognized in the consolidated statements of operations for the years ended December 31, 2009, 2010 and 2011 wereRMB1,290,329, RMB3,429,479 and RMB347,565 (US$55,223), respectively.

The table below sets forth a summary of changes in the fair value of the Company’s level 3 derivative for the 12 months ended December 31, 2011.

Chinese Yuan
(Renminbi)
Balance as of December 31, 2010	¥354,420
Change in Fair Value of Derivative Liability	(347,565)
Foreign Currency Translation Difference	(3,687)
Balance as of December 31, 2011	¥3,168

The fair value of Series A warrants and Series B warrants at the issuance date was RMB38,619,849 and the fair value of Placement Agent warrants was RMB9,296,941, computed using Black-Scholes pricing model based upon the following assumptions: future estimated volatility of 100%, risk-free interest rate of 4.41% and 4.9%, estimated life of 5.5 years, and 0% dividend yield.

On November 29, 2010, the Company entered into two separate exchange agreements (the “November Agreements”) with Capital Ventures and Hudson Bay to settle a disagreement, whereby the Company exchanged the outstanding Series A Warrants held by each of Capital Ventures and Hudson Bay for a new Series A Warrants to purchase the same number of ordinary shares and under exactly the same terms prescribed by the Series A Warrants and an additional20,000 ordinary shares of the Company which were restricted and could not be offered for sale, sold, transferred or assigned prior to May 28, 2011, respectively. The issuance or register of such shares was completed on January 6, 2011.

In the fourth quarter of 2011, the Company bought back the outstanding convertible notes, and all the unamortized discount on convertible notes and deferred loan costs were charged in the consolidated financial statements. The amortization of discount on convertible notes payable and amortization of deferred loan costs were RMB6.4 million (US$1.0 million) and RMB474,399 (US$75,374), respectively.